DAIMLER TRUCKS RE
T
AI
L
TRUST 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Dates
30-Apr-2024
Actual/360 Days
21
30/360 Days
21
15-May-2024
15-May-2024
Collection Period No.
1
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Mar-2024
13-May-2024
14-May-2024
15-May-2024
24-Apr-2024
24-Apr-2024
Summary
Beginning
Balance
140,000,000.00
276,000,000.00
301,000,000.00
59,950,000.00
Principal
Payment
44,630,763.05
0.00
0.00
0.00
Ending
Balance
95,369,236.95
276,000,000.00
301,000,000.00
59,950,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
318.791165
0.000000
0.000000
0.000000
Initial
Balance
140,000,000.00
276,000,000.00
301,000,000.00
59,950,000.00
Note
Factor
0.681209
1.000000
1.000000
1.000000
776,950,000.00
732,319,236.95
44,630,763.05
T
otal Note Balance
776,950,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
74,504,076.37
851,454,076.37
38,548,423.47
890,002,499.84
74,502,231.68
806,821,468.63
35,201,428.08
842,022,896.71
74,504,076.37
851,454,076.37
38,548,423.47
890,002,499.84
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
8.75%
8.75%
8.75%
74,504,076.37
74,502,231.68
74,502,231.68
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.600000%
5.490000%
5.560000%
Interest per $1000
Fac
e
Amount
0.000000
3.266667
3.202500
3.243333
Interest & Principal
Payment
44,630,763.05
901,600.00
963,952.50
194,437.83
Interest & Principal Payment
per $1000 Fac
e
Amount
318.791165
3.266667
3.202500
3.243333
Interest Payment
0.00
901,600.00
963,952.50
194,437.83
46,690,753.38
T
otal
2,059,990.33

DAIMLER TRUCKS RE
T
AI
L
TRUST 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchas
e
Amounts
57,457,91
1.51
0.00
57,457,91
1.51
47,266,410.83
9,729,606.47
410,257.76
0.00
0.00
0.00
51,636.45
2,059,990.33
0.00
0.00
44,630,763.05
0.00
0.00
9,283,820.63
T
otal Distribution
57,457,91
1.51
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees an
d
Asset Representation Reviewer fees not
previously paid under (2)
(9) Excess Collections to Certificateholders
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and amounts owed t
o
Asset Representation
Reviewer (max. $250,000 p.a.)
(3) Interest Distributabl
e
Amount
1,483,337.50
0.00
0.00
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,483,337.50
0.00
0.00
0.00
1,483,337.50
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
2,059,990.33
0.00
901,600.00
963,952.50
194,437.83
0.00
0.00
0.00
0.00
0.00
2,059,990.33
0.00
901,600.00
963,952.50
194,437.83
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,059,990.33
2,059,990.33
0.00
Interest Distributabl
e
Amount
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
44,630,763.05
0.00
0.00
0.00
44,630,763.05
Aggregate Principal Distributabl
e
Amount
44,630,763.05
44,630,763.05
0.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
2,128,635.19
2,128,635.19
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
2,019.29
49,617.16
0.00
2,019.29
2,019.29
0.00
51,636.45
2,128,635.19
0.00
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Clas
s
A-1 Notes $139M (15.9%), Clas
s
A-2 Notes $276M (31.6%), Clas
s
A-3 Notes $301M (34.5%), Clas
s
A-4 Notes $60M (6.9%), Certificates $97M (11.1%),
T
otal $873M (100.0%).
The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or $97,144,308, according to Regulation RR.

DAIMLER TRUCKS RE
T
AI
L
TRUST 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Pool Statistics
Pool Data
6.85%
40.96
16.95
Cutoff Date Pool Balance
Amount
890,002,499.84
Pool Balance beginning of Collection Period
890,002,499.84
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
842,022,896.71
4,637
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
44,733,702.83
2,532,708.00
0.00
713,192.30
Pool Factor
94.61%
6.83%
42.39
14.87
4,711
Number of Receivables
4,711

DAIMLER TRUCKS RE
T
AI
L
TRUST 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
99.49%
0.45%
0.06%
-
%
100.00%
837,697,713.94
3,807,447.76
494,108.09
23,626.92
842,022,896.71
4,609
24
3
1
4,637
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
10.500%
0.06%
No
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Losses
(1)
Principal Gross Losses
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
311,145.86
311,145.86
A
verage Net Credit Loss/(Gain)
0.035
%
Amount
713,192.30
402,046.44
-
Number of Receivables
9
Number of Receivables
9
Amount
713,192.30
402,046.44
-
Current
Cumulative
34,571.76
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
0.216%
Prior Collection Period
-
% Second Prior
Collection Period
-
% Third Prior Collection Period
-
%
Four Mont
h
A
verage
0.216%
Historical Lifetime CPR, Loss and Delinquencies

DAIMLER TRUCKS RE
T
AI
L
TRUST 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
T
otal Pool
Cumulative Loss
Pd.
Gross
Net
31-60
61-90
Delinquncies
Lifetime
91+
CPR
1
0.08%
0.03%
0.45%
0.06%
-
%
3.00%